Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2023
Investments Accounted for Using the Equity Method [Abstract]
Schedule of Balance of Investment Accounted for Using the Equity Method	The balance of investments accounted for using the equity method includes:
		As at December 31,
Company	Classification	2023	2022
Compañía de Financiamiento Tuya S.A.	Joint venture	220,134	287,657
Puntos Colombia S.A.S.	Joint venture	9,986	11,514
Sara ANV S.A.	Joint venture	2,438	850
Total investments accounted for using the equity method		232,558	300,021

Schedule of Information Shares Held in Investments Accounted	Information regarding country of domicile, functional currency, main economic activity, ownership percentage and shares held in investments accounted for using the equity method is shown below:
			Primary	Ownership percentage		Number of shares
		Functional	economic	As at December 31,
Company	Country	currency	activity	2023	2022	2023	2022
Compañía de Financiamiento Tuya S.A.	Colombia	Colombian peso	Credit	50%	50%	15.483.189.879	13.097.457.027
Puntos Colombia S.A.S.	Colombia	Colombian peso	Services	50%	50%	9.000.000	9.000.000
Sara ANV S.A.	Colombia	Colombian peso	Services	50%	50%	2.270.00	850.000

Schedule of Carrying Amount of Consolidated Financial Statements	Financial information regarding investments accounted for using the equity method at December 31, 2023:
Companies	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Equity	Revenue from ordinary activities	Income from continuing operations	Other comprehensive income (*)
Compañía de Financiamiento Tuya S.A.	3,585,170	236,049	1,857,020	1,559,156	405,043	1,668,582	(225,047)	-
Puntos Colombia S.A.S.	216,225	34,086	218,331	12,008	19,972	364,143	(3,055)	-
Sara ANV S.A.	2,052	3,251	426	-	4,877	245	(733)	-
Companies	Cash and cash equivalents	Current financial liabilities	Non-current financial liabilities	Revenue from interest	Interest expense	Depreciation and amortization	Income tax expense
Compañía de Financiamiento Tuya S.A.	223,625	1,720,105	1,539,136	1,467	(17,075)	(35,957)	133,831
Puntos Colombia S.A.S.	91,084	79,269	1,027	9,939	(176)	(550)	(3,724)
Sara ANV S.A.	1,819	425	-	2	-	(196)	-

Companies	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Equity	Revenue from ordinary activities	Income from continuing operations	Other comprehensive income (*)
Compañía de Financiamiento Tuya S.A.	4,968,085	133,262	2,160,570	2,400,687	540,090	1,530,333	(73,266)	-
Puntos Colombia S.A.S.	196,826	37,789	199,105	12,483	23,027	320,137	3,826	-
Sara ANV S.A.	850	1,230	380	-	1,700	-	-	-
Companies	Cash and cash equivalents	Current financial liabilities	Non-current financial liabilities	Revenue from interest	Interest expense	Depreciation and amortization	Income tax expense
Compañía de Financiamiento Tuya S.A.	523,859	2,036,426	2,382,673	1,412	(13,010)	(28,508)	(13,828)
Puntos Colombia S.A.S.	39,496	64,500	1,288	3,011	(23)	(747)	(3,034)
Sara ANV S.A.	850	380	-	-	-	-	-
(*)	There are no other comprehensive income figures proceeding from this companies.

Schedule of Carrying Amount of Consolidated Financial Statements	The reconciliation of summarized financial information reported to the carrying amount of associates and joint ventures in the consolidated financial statements is shown below:
	December 31, 2023
Companies	Net assets	Ownership percentage	Proportionate share of net assets	Carrying amount (1)
Compañía de Financiamiento Tuya S.A.	405,043	50%	220,134	220,134
Puntos Colombia S.A.S.	19,972	50%	9,986	9,986
Sara ANV S.A.	4,877	50%	2,438	2,438
	December 31, 2022
Companies	Net assets	Ownership percentage	Proportionate share of net assets	Carrying amount (1)
Compañía de Financiamiento Tuya S.A.	540,090	50%	270,045	287,611
Puntos Colombia S.A.S.	23,027	50%	11,514	11,514
Sara ANV S.A.	1,700	50%	850	799
(1)	Amount of investment and goodwill.